INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit (Provision)	The income tax benefit (provision) consists of the following:

	2018	2017

Current	$—	$—
Deferred	(1,503,000)	5,063,000
Change in valuation allowance	1,503,000	(5,063,000)

	$—	$—

Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate

The reconciliation of the statutory federal rate to the Company’s effective income tax rate is as follows:

	2018		2017

	Amount	%	Amount	%

Income tax benefit at U.S. federal income tax rate	$(1,213,000)	(21)	$(1,955,000)	(34)
State tax benefit, net of federal tax effect	(346,000)	(6)	(345,000)	(6)
Non-deductible share-based compensation	56,000	1	250,000	4
Tax rate change	—	—	7,113,000	124
Change in valuation allowance	1,503,000	26	(5,063,000)	(88)

	$—	—	$—	—

Schedule of Components of Deferred Tax Assets

The components of deferred tax assets as of December 31, 2018 and 2017 are as follows:

	2018	2017

Deferred tax asset for NOL carryforwards	$11,892,000	$10,440,000
Share-based compensation	1,873,000	1,822,000
Valuation allowance	(13,765,000)	(12,262,000)

	$—	$—